Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2018
VISEN Pharmaceuticals [member]
Statement [LineItems]
Schedule of Financial Information of Investment in VISEN

The following table illustrates the summarized relevant financial information of our investment in VISEN.

2018
VISEN Pharmaceuticals
Principal place of business	Cayman Island
Ownership	50%
(EUR’000)
Profit or loss
Profit / (loss) for the year	(642)
Financial position
Non-current assets	34,819
Current assets	34,155
Non-current liabilities	—
Current liabilities	9
Equity	68,965
Company's share of equity before eliminations	34,483
Elimination of profit recognized at December 31	(17,400)
Company's share of equity	17,083
Investment in associate at December 31	17,083